Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Effect of Adoption of IFRS 9 in Retained Earnings and Other Components of Equity (Detail)
$ in Thousands, $ in Millions
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Assets
Deferred tax assets	$ 111,186,768	$ 5,649		$ 116,571,349	$ 112,651,699
Total assets	1,429,223,392	72,613		1,486,211,852	1,515,042,274
Equity
Retained earnings	237,255,485	12,053		171,087,598
Total adjustment on equity	$ 245,872,422	$ 12,492		$ 260,633,517	$ 271,023,767	$ 160,854,186
Adjustments [member]
Assets
Trade receivables			$ (2,400,783)
Deferred tax assets			544,628
Total assets			(1,856,155)
Equity
Retained earnings			(1,856,155)
Total adjustment on equity			$ (1,856,155)